Investment Objectives and Goals - WisdomTree Space Economy Fund	Jul. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Space Economy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Space Economy Fund (the “Fund”) seeks to provide capital appreciation.